Income Taxes - Schedule of Reconciliation of Federal Statutory Rate to Company's Effective Tax Rate (Details)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Federal statutory rate		34.00%	35.00%	35.00%
State tax-net of federal benefit		1.70%	0.70%	2.20%
State tax deferred rate change		0.00%	18.70%	0.30%
Impact of foreign operations		1.00%	0.10%	(0.20%)
U.S. subpart F income		(2.20%)	0.50%	2.50%
Nondeductible transaction-related costs		(6.50%)	2.00%	0.00%
Uncertain tax positions		(0.20%)	2.00%	5.30%
Stock based compensation		0.00%	(16.80%)	0.60%
Others		(0.20%)	3.70%	4.10%
Effective tax rate		27.60%	45.90%	49.80%
Predecessor
Income Tax [Line Items]
Federal statutory rate	34.00%
State tax-net of federal benefit	1.70%
State tax deferred rate change	0.00%
Impact of foreign operations	0.40%
U.S. subpart F income	0.00%
Nondeductible transaction-related costs	0.00%
Uncertain tax positions	0.00%
Stock based compensation	0.00%
Others	(3.00%)
Effective tax rate	33.10%